Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES

4. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2022	2021
Smart electric vehicles	$2,106,957	$-

No inventory write-down was recorded for the year ended December 31, 2022, while there was no inventories as at December 31, 2021 and 2020.